Share Capital and Equity Reserve - Summary of Share-Based Compensation was Attributable to the Following Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	$ 10,359	$ 6,772
Cost Of Revenue [member]
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	1,335	463
Sales And Marketing [member]
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	3,271	2,206
Research And Development [member]
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	1,626	1,143
General And Administration [member]
Disclosure Of Share based Compensation Was Attributable To The Following Areas [line items]
Expense from share-based payment transactions with employees	$ 4,127	$ 2,960